Subsidy Income	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsidy Income [Abstract]
SUBSIDY INCOME
NOTE 10 – SUBSIDY INCOME

During the nine months ended September 30, 2013, the Company received subsidies from the local government of $118,007 in total which included $0 for bank interest expenses and $118,007 for subsidies to slaughtering companies and companies operating in poverty and minority area. The $118,107 subsidies included $24,142 for supporting the Company’s research at pork products, $19,314 for the Company’s environment protection slaughtering procedures, $32,190 for being selected by Hubei Provincial Government as “Outstanding Private Company,” $16,095 for being certified as “Valuable Brand in Hubei Province,” $4,828 for being selected as an advanced agricultural company, and $21,438 for being certified as a qualified pork supplier.

During the nine months ended September 30, 2012, the Company received subsidies from the local government of $1,146,003 in total which included $231,618 for bank interest expenses and $914,385 for subsidies to slaughtering companies and companies operating in poverty and minority area. The $231,617 subsidies for bank interest expenses were used to offset the Company’s gross interest expenses and were granted based on the Company’s outstanding bank loans and outstanding days occurred during the nine months ended September 30, 2012.

The interest subsidies and related outstanding loans consisted of the following:

	During the Nine Months Ended September 30, 2012
	Outstanding Loans	Granted Interest Subsidy
Loan payable to Bank of China, annual interest rate of 6.56%, due by October 25, 2012 with buildings and land use rights provided by the shareholders as collateral.	$4,747,587	$107,200
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by September 13, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	3,133,407	66,346
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 10, 2013, guaranteed by the major shareholders.	791,264	17,212
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by August 21, 2012 with no collateral provided.	791,264	11,388
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 19, 2013 with buildings as collateral.	3,165,057	1,819
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 7, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,044,469	23,584
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by August 24, 2014 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,329,324	4,069

	$10,254,785	$231,618

The $914,385 subsidies included $261,552 for supporting the Company’s new pork product development, $18,768 for the Company’s environment protection slaughtering procedures, and $634,065 for being a growing company with expanding investment in improving local economy.

The subsidies, other than subsidies for bank interest expenses, were recorded as “subsidy income” in our financial statements and the amount of subsidies was granted based on the local government’s financial status, policy, and various political factors. There is no guarantee that we will continue to receive such subsidies in future periods and no guarantee at the amount of subsidies we will receive in future periods.

NOTE 10 – SUBSIDY INCOME

During the year ended December 31, 2012, the Company received subsidies from the local government of $1,234,730 in total which included $292,635 for bank interest expenses and $942,095 for subsidies to slaughtering companies and companies operating in poverty and minority area. The $292,635 subsidies for bank interest expenses were used to offset the Company’s gross interest expenses and were granted based on the Company’s outstanding bank loans and outstanding days occurred during the year ended December 31, 2012.

The interest subsidies consisted of the following:

	During the Year Ended December 31, 2012
	Outstanding Loans	Granted Interest Subsidy
Loan payable to Bank of China, annual interest rate of 6.56%, due by October 25, 2012 with buildings and land use rights provided by the shareholders as collateral.	$4,761,073	$108,738
Loan payable to Bank of China, annual interest rate of 6%, due by November 5, 2014, guaranteed by the shareholders.	4,443,669	19,116
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by December 20, 2013, guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd.	793,512	621
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by September 13, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	3,142,308	62,919
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 10, 2013, guaranteed by the major shareholders.	793,512	22,033
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by August 21, 2012 with no collateral provided.	793,512	10,799
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 19, 2013 with buildings as collateral.	3,174,049	24,565
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 7, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,047,436	22,939
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by August 24, 2014 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,333,101	13,451
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 1, 2014 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,047,436	7,454
	$21,329,608	$292,635

The $942,095 subsidies included $261,764 for supporting the Company’s new pork product development, $45,753 for the Company’s environment protection slaughtering procedures, and $634,578 for being a growing company with expanding investment in improving local economy.

During the year ended December 31, 2011, the Company received subsidies from the local government of $959,575 in total which included $364,159 for bank interest expenses and $595,416 for subsidies to slaughtering companies and companies operating in poverty and minority area. The $364,159 subsidies for bank interest expenses were used to offset the Company’s gross interest expenses and were granted based on the Company’s outstanding bank loans and outstanding days occurred during the year ended December 31, 2011.

The interest subsidies consisted of the following:

	During the Year Ended December 31, 2011
	Outstanding Loans	Granted Interest Subsidy
Loan payable to Bank of China, annual interest rate of 5.4%, due by September 21, 2011 with buildings and land use rights provided by the shareholders as collateral.	$2,100,027	$78,867
Loan payable to Bank of China, annual interest rate of 6.56%, due by October 25, 2012 with buildings and land use rights provided by the shareholders as collateral.	4,722,699	44,510
Loan payable to Agricultural Development Bank of China, annual interest rate of 5.81%, due by September 9, 2011 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	3,116,981	150,879
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by September 13, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	3,116,981	64,021
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 5.31%, due by July 19, 2011 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	472,270	13,420
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 7, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,038,994	12,462
	$14,567,952	$364,159

The $595,416 subsidies included $410,574 for supporting the Company’s new pork product development, $37,656 for the Company’s environment protection slaughtering procedures, $123,946 as a reward for being a leading company in agricultural industry, and $23,240 for being a growing company with expanding investment in improving local economy.

The subsidies, other than subsidies for bank interest expenses, were recorded as “subsidy income” in our financial statements and the amount of subsidies was granted based on the local government’s financial status, policy, and various political factors. There is no guarantee that we will continue to receive such subsidies in future periods and no guarantee at the amount of subsidies we will receive in future periods.